Income Taxes - Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 132,553	¥ 150,318
Deferred tax liabilities	698,868	727,411
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	564,084	575,299
Deferred tax liabilities	1,130,399	1,152,392
Net deferred tax assets (liabilities)	(566,315)	(577,093)
Gross carrying amount [member] | Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,899	39,044
Gross carrying amount [member] | Accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	66,115	75,378
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	75,858	101,780
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,936	18,462
Deferred tax liabilities	76,126	81,472
Gross carrying amount [member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,198	22,776
Deferred tax liabilities	183,985	180,607
Gross carrying amount [member] | Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	138,735	95,324
Gross carrying amount [member] | Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	58,023	54,817
Gross carrying amount [member] | Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	50,472	43,130
Gross carrying amount [member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	107,848	124,588
Gross carrying amount [member] | Other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	5,468	21,720
Gross carrying amount [member] | Finance leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	40,892	41,050
Gross carrying amount [member] | Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	701,303	718,981
Gross carrying amount [member] | Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	56,136	58,112
Gross carrying amount [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ 66,489	¥ 50,450